Common Stock - Schedule of Common Stock (Detail) - USD ($) $ in Thousands			12 Months Ended
	Apr. 27, 2015	Jul. 02, 2014	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Gross proceeds			$ 22,372
Underwriting discount and offering expense	$ 100
Gross Proceeds		$ 24,000
Underwriting discount and offering expense		$ 1,600	$ 531
Common stock [Member]
Class of Warrant or Right [Line Items]
Common stock shares issued in financing		5,559,866
Gross proceeds		$ 14,084
Underwriting discount and offering expense		$ 885
Series B Pre-Funded Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock shares issued in financing		1,340,538
Warrants Issued		1,340,538
Gross Proceeds		$ 3,387
Underwriting discount and offering expense		$ 213
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued		2,779,933
Gross Proceeds		$ 5,261
Underwriting discount and offering expense		$ 428
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued		670,269
Gross Proceeds		$ 1,268
Underwriting discount and offering expense		$ 103